Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000256702 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000256702 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000256702 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000256702 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000256703 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000256703 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000256703 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000256703 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000256703 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%